Quarterly Holdings Report
for

Fidelity® SAI International Quality Index Fund

July 31, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

IQI-QTLY-0921
1.9898215.101

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Australia - 5.1%
ALS Ltd.	73,868	$690,610
ASX Ltd.	29,643	1,672,628
carsales.com Ltd.	43,123	692,410
CSL Ltd.	64,973	13,775,355
Fortescue Metals Group Ltd.	254,581	4,653,792
Magellan Financial Group Ltd.	21,938	786,768
Medibank Private Ltd.	421,688	1,024,298
REA Group Ltd.	7,590	900,434
Rio Tinto Ltd.	56,840	5,565,220

TOTAL AUSTRALIA		29,761,515

Austria - 0.2%
Verbund AG	10,426	962,837
Bailiwick of Jersey - 1.1%
Experian PLC	141,029	6,208,917
Belgium - 0.5%
Colruyt NV	9,590	545,372
Proximus	23,809	489,317
Sofina SA	2,412	1,130,760
Warehouses de Pauw	19,871	855,191

TOTAL BELGIUM		3,020,640

Bermuda - 0.1%
CK Infrastructure Holdings Ltd.	93,500	564,887
Denmark - 5.6%
Coloplast A/S Series B	18,190	3,327,050
Genmab A/S (a)	10,036	4,537,085
Novo Nordisk A/S Series B	192,456	17,815,913
Novozymes A/S Series B	32,223	2,531,697
Pandora A/S	15,312	1,982,673
Royal Unibrew A/S	6,423	870,603
SimCorp A/S	6,201	861,871
Tryg A/S	47,113	1,164,865

TOTAL DENMARK		33,091,757

Finland - 1.2%
Elisa Corp. (A Shares)	23,060	1,482,090
Kone OYJ (B Shares)	61,758	5,115,043
Orion Oyj (B Shares)	16,245	691,623

TOTAL FINLAND		7,288,756

France - 8.5%
bioMerieux SA	6,343	756,577
Edenred SA	37,756	2,193,719
Hermes International SCA	5,334	8,156,093
Ipsen SA	4,623	494,111
L'Oreal SA	32,207	14,734,503
La Francaise des Jeux SAEM (b)	18,717	1,001,357
Legrand SA	40,492	4,563,284
LVMH Moet Hennessy Louis Vuitton SE	22,345	17,890,912

TOTAL FRANCE		49,790,556

Germany - 7.2%
Allianz SE	53,893	13,425,420
Beiersdorf AG	15,049	1,787,865
Deutsche Borse AG	29,093	4,857,504
Hannover Reuck SE	9,144	1,539,199
Knorr-Bremse AG	10,023	1,135,002
LEG Immobilien AG	11,039	1,746,220
Nemetschek Se	8,312	733,987
SAP SE	115,066	16,513,286
TeamViewer AG (a)(b)	24,322	817,953

TOTAL GERMANY		42,556,436

Hong Kong - 4.3%
AIA Group Ltd.	656,000	7,849,541
Hong Kong Exchanges and Clearing Ltd.	182,500	11,648,212
Power Assets Holdings Ltd.	209,000	1,350,096
Techtronic Industries Co. Ltd.	264,000	4,718,684

TOTAL HONG KONG		25,566,533

Israel - 0.5%
NICE Systems Ltd. (a)	9,530	2,668,400
Italy - 1.4%
DiaSorin SpA	2,998	608,674
FinecoBank SpA (a)	93,334	1,673,494
Italgas SpA	74,336	503,867
Moncler SpA	30,460	2,095,724
Recordati SpA	15,370	951,380
Reply SpA	3,437	614,425
Snam Rete Gas SpA	321,091	1,944,084

TOTAL ITALY		8,391,648

Japan - 19.7%
Azbil Corp.	20,000	775,717
BayCurrent Consulting, Inc.	2,000	793,036
Capcom Co. Ltd.	24,900	682,052
Chugai Pharmaceutical Co. Ltd.	97,700	3,600,297
Daito Trust Construction Co. Ltd.	10,600	1,240,636
Disco Corp.	4,500	1,277,745
Eisai Co. Ltd.	45,400	3,734,279
GMO Payment Gateway, Inc.	6,500	833,052
Hoya Corp.	57,100	8,018,099
Japan Exchange Group, Inc.	82,100	1,867,367
Japan Tobacco, Inc.	168,400	3,290,587
Kakaku.com, Inc.	19,900	540,015
KDDI Corp.	250,500	7,661,192
Keyence Corp.	28,500	15,779,500
Kobayashi Pharmaceutical Co. Ltd.	8,400	667,682
Kose Corp.	5,300	833,371
Lasertec Corp.	11,800	2,215,235
Lion Corp.	45,800	790,713
M3, Inc.	64,800	4,238,354
MonotaRO Co. Ltd.	37,300	855,447
Nexon Co. Ltd.	69,300	1,425,925
Nihon M&A Center, Inc.	44,800	1,241,438
Nippon Telegraph & Telephone Corp.	197,100	5,047,361
Nissan Chemical Corp.	22,200	1,088,104
Nitori Holdings Co. Ltd.	13,200	2,509,006
NOF Corp.	12,900	652,614
Nomura Research Institute Ltd.	59,900	1,921,954
OBIC Co. Ltd.	10,200	1,787,011
Ono Pharmaceutical Co. Ltd.	76,000	1,721,872
Otsuka Corp.	16,700	866,168
Otsuka Holdings Co. Ltd.	23,400	930,128
Pigeon Corp.	18,600	534,069
Secom Co. Ltd.	32,900	2,490,221
Shimadzu Corp.	42,200	1,692,539
SHIMANO, Inc.	13,100	3,337,542
Shionogi & Co. Ltd.	42,900	2,259,315
SMC Corp.	9,700	5,729,547
Tokio Marine Holdings, Inc.	107,500	5,123,564
Tokyo Electron Ltd.	23,800	9,815,726
Trend Micro, Inc.	21,500	1,119,357
Unicharm Corp.	67,500	2,696,185
USS Co. Ltd.	34,100	589,962
Yakult Honsha Co. Ltd.	24,600	1,448,576
ZOZO, Inc.	14,800	502,530

TOTAL JAPAN		116,225,090

Malta - 0.1%
Kindred Group PLC (depositary receipt)	35,237	577,364
Netherlands - 8.0%
Adyen BV (a)(b)	4,647	12,593,610
Arcadis NV	11,356	502,740
ASML Holding NV (Netherlands)	29,701	22,702,990
BE Semiconductor Industries NV	11,429	1,002,453
Euronext NV (b)	13,805	1,536,086
Ferrari NV	19,409	4,232,949
Wolters Kluwer NV	40,962	4,668,640

TOTAL NETHERLANDS		47,239,468

New Zealand - 0.6%
Fisher & Paykel Healthcare Corp.	88,249	1,939,791
Spark New Zealand Ltd.	256,441	845,967
The a2 Milk Co. Ltd. (a)	113,707	492,746

TOTAL NEW ZEALAND		3,278,504

Norway - 0.2%
Entra ASA (b)	25,657	625,543
Gjensidige Forsikring ASA	29,093	666,178

TOTAL NORWAY		1,291,721

Singapore - 0.3%
Singapore Exchange Ltd.	126,200	1,106,503
Singapore Technologies Engineering Ltd.	226,900	671,515

TOTAL SINGAPORE		1,778,018

Spain - 0.4%
Enagas SA	38,110	875,227
Red Electrica Corporacion SA	66,279	1,314,977

TOTAL SPAIN		2,190,204

Sweden - 4.9%
Atlas Copco AB (A Shares)	150,055	10,144,976
Avanza Bank Holding AB	18,032	584,002
Epiroc AB (A Shares)	148,654	3,462,840
Hexagon AB (B Shares)	301,656	4,993,492
Husqvarna AB (B Shares)	63,321	886,365
Indutrade AB	40,644	1,325,779
Kinnevik AB (B Shares)	57,359	2,502,010
Lifco AB	32,448	952,136
Lundin Petroleum AB	29,333	914,569
Swedish Match Co. AB	248,358	2,224,039
Thule Group AB (b)	14,409	727,112

TOTAL SWEDEN		28,717,320

Switzerland - 16.2%
Belimo Holding AG (Reg.)	1,526	788,395
Bucher Industries AG	1,020	567,511
Ems-Chemie Holding AG	1,074	1,190,369
Geberit AG (Reg.)	5,672	4,657,320
Kuehne & Nagel International AG	7,717	2,603,428
Logitech International SA (Reg.)	26,506	2,898,586
Nestle SA (Reg. S)	179,129	22,683,048
Novartis AG	201,631	18,646,516
Partners Group Holding AG	2,862	4,892,429
Roche Holding AG (participation certificate)	54,580	21,084,919
Schindler Holding AG (participation certificate)	9,114	2,949,964
SGS SA (Reg.)	788	2,551,420
Sonova Holding AG Class B	8,283	3,254,313
Swisscom AG	3,887	2,338,594
Tecan Group AG	1,831	1,056,132
Temenos Group AG	10,112	1,607,471
VAT Group AG (b)	4,134	1,622,841

TOTAL SWITZERLAND		95,393,256

United Kingdom - 13.4%
Admiral Group PLC	39,523	1,867,857
AstraZeneca PLC (United Kingdom)	140,398	16,133,117
Auto Trader Group PLC (b)	148,373	1,344,282
Direct Line Insurance Group PLC	206,932	856,291
Games Workshop Group PLC	5,018	793,060
Hargreaves Lansdown PLC	42,124	955,867
HomeServe PLC	44,329	576,122
IG Group Holdings PLC	56,700	703,012
IMI PLC	43,864	1,070,650
Imperial Brands PLC	145,370	3,115,832
ITV PLC (a)	549,402	854,293
M&G PLC	398,093	1,247,249
Persimmon PLC	48,857	1,972,142
RELX PLC (London Stock Exchange)	303,543	8,919,490
Rightmove PLC	135,722	1,324,725
Rio Tinto PLC	162,102	13,769,001
Rotork PLC	133,836	670,832
Sage Group PLC	171,613	1,673,611
Schroders PLC	19,034	967,542
Segro PLC	182,452	3,087,681
St. James's Place Capital PLC	82,407	1,817,841
Unilever PLC	267,110	15,372,591

TOTAL UNITED KINGDOM		79,093,088

TOTAL COMMON STOCKS
(Cost $489,937,715)		585,656,915

Money Market Funds - 7.2%
Fidelity Cash Central Fund 0.06% (c)
(Cost $42,477,071)	42,468,578	42,477,071
TOTAL INVESTMENT IN SECURITIES - 106.7%
(Cost $532,414,786)		628,133,986
NET OTHER ASSETS (LIABILITIES) - (6.7)%(d)		(39,614,656)
NET ASSETS - 100%		$588,519,330

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	26	Sept. 2021	$3,015,220	$(9,339)	$(9,339)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,268,784 or 3.4% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Includes $185,328 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,474
Total	$2,474

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$5,186,633	$122,750,025	$85,459,587	$--	$--	$42,477,071	0.1%
Total	$5,186,633	$122,750,025	$85,459,587	$--	$--	$42,477,071

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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